Summary of Significant Accounting Policies (Details 1)	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Hong Kong, Dollars [Member]
Twelve months ended exchange rate	0.078	0.078	0.078
Average months ended exchange rate	0.078	0.078	0.078
China, Yuan Renminbi [Member]
Twelve months ended exchange rate		6.23944
Average months ended exchange rate		6.23944